Land use rights, net	12 Months Ended
Dec. 31, 2024
Land use rights, net
Land use rights, net
10.	Land use rights, net
Land use rights, net consist of the following:

	As of December 31,
	2023	2024
	(RMB in millions)
Land use rights	42,219	40,650
Less: accumulated amortization and impairment	(2,656)	(3,817)

Net carrying amount	39,563	36,833

Amortization expenses for land use rights were RMB693 million, RMB900 million
and RMB959 million for the years ended December 31, 2022, 2023 and 2024, respectively. No impairment loss was recorded for the year ended December 31, 2022. For the years ended December 31, 2023 and 2024, the Group recorded impairment loss es
of RMB210 million and RMB448 million
, respectively
.
As of December 31, 2024, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2025	2026	2027	2028	2029	2030 and thereafter
	(RMB in millions)
Amortization expenses	901	901	901	901	901	32,328